Condensed Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 54,104	$ 6,636
Marketable securities	23,753	401
Accounts receivable (net of allowance of $144 and $145 at December 31, 2013, and June 30, 2014 respectively)	3,637	6,204
Inventory	5,564	3,762
Research and development tax credit receivable short term	15,232	14,139
Prepaid expenses and other current assets	2,831	2,481
Total current assets	105,121	33,623
Goodwill, net	18,491	18,491
Property and equipment, net	16,605	17,435
Intangible assets	34,264	40,139
Other assets:
Research and development tax credit receivable long term	0	6,410
Other long-term assets	150	154
Total assets	174,631	116,252
Current liabilities:
Current portion of long-term debt, incl to related parties	18,055	19,194
Current portion of capital lease obligations	69	85
Accounts payable.	6,167	5,099
Current portion of deferred revenue	954	1,264
Advances from customers	44	116
Accrued expenses	5,345	6,527
Other current liabilities	7,207	8,310
Total current liabilities	37,841	40,595
Long-term debt, less current portion, incl. to related parties	69,401	66,320
Capital lease obligations, less current portion	70	103
Deferred tax liabilities	0	2,806
Other long-term liabilities	9,456	15,940
Total long-term liabilities	78,927	85,169
Shareholders' equity:
Ordinary shares: 25,612,550 issued and outstanding at December 31, 2013 and 38,581,300 at June 30, 2014 (shares authorised 46,267.940) at nominal value of 0.122 euro	5,933	3,746
Additional paid-in capital	326,397	211,473
Accumulated deficit	(283,257)	(235,546)
Accumulated other comprehensive income (loss)	8,790	10,815
Total shareholders' equity	57,863	(9,512)
Total liabilities and shareholders' equity	$ 174,631	$ 116,252